Form 13F

				Form 13F Cover Page


Report for the Quarter Ended: March 31, 2006

Check Here if Amendment [ ] Amendment Number:
This Amendment (Check only one.) [ ] is a restatement.
				 [ ] adds new Holdings entries.

Institutional Investment Manager filing this Report:

Name:		American Fund Advisors, Inc.
		1415 kellum Place
		Suite 205
		Garden City,  NY  11530

13F File Number		801-14138

The Institutional Investment Manager filing this report and the person by whom it is signed represent, that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report, on behalf of Reporting Manager:

Name:		Phyllis A. Palumbo
Title:		Vice President
Phone:		516-739-1017
Signature, Place and Date of Signing:

	Phyllis A. Palumbo, Garden City, NY, April 24, 2006


Report Type	(Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.





List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		       34

Form 13F Information Table Value Total:		   15,795


List of Other included Managers;





[PAGE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAMES INVESTMENT CORP.         COM              00253g101       85    15000 SH       Sole                    15000
ALTRIA GROUP INC.              COM              02209s103     1128    15925 SH       Sole                    15925
BANK OF AMERICA CORP.          COM              060505104      552    12116 SH       Sole                    12116
BANK OF NEW YORK INC.          COM              064057102      227     6300 SH       Sole                     6300
CHICO'S FAS, INC.              COM              168615102      866    21300 SH       Sole                    21300
CISCO SYSTEMS, INC.            COM              17275R102      703    32424 SH       Sole                    32424
CITIGROUP INC.                 COM              172967101      861    18233 SH       Sole                    18233
DELL, INC.                     COM              247025109      277     9300 SH       Sole                     9300
DU PONT (E.I.) DE NEMOURS & CO COM              263534109      215     5100 SH       Sole                     5100
EMC CORP.                      COM              268648102      310    22746 SH       Sole                    22746
EXXON MOBIL CORPORATION        COM              302290101      718    11800 SH       Sole                    11800
GENERAL ELECTRIC CO.           COM              369604103     1475    42400 SH       Sole                    42400
HALLIBURTON CO.                COM              406216101      635     8700 SH       Sole                     8700
HARTFORD FINANCIAL SVC. GROUP  COM              416151104      338     4200 SH       Sole                     4200
HOME DEPOT INC.                COM              437076102      317     7500 SH       Sole                     7500
INTEL CORPORATION              COM              458140100      351    18047 SH       Sole                    18047
JOHNSON & JOHNSON              COM              478160104      349     5900 SH       Sole                     5900
MERCK & CO.                    COM              589331107      233     6600 SH       Sole                     6600
MICROSOFT CORP.                COM              594918104      852    31300 SH       Sole                    31300
MORGAN (J.P.) CHASE & CO.      COM              46625H100      300     7200 SH       Sole                     7200
NASDAQ 100 TRUST               COM              631100104      470    11200 SH       Sole                    11200
PFIZER INC.                    COM              717081103      209     8396 SH       Sole                     8396
PNC BANK CORP.                 COM              693475105      498     7400 SH       Sole                     7400
PRIMUS TELECOMMUNICATIONS GROU COM              741929103       33    42352 SH       Sole                    42352
PROCTOR & GAMBLE CO.           COM              742718101      422     7323 SH       Sole                     7323
RF MICRODEVICES INC.           COM              749941100       86    10000 SH       Sole                    10000
ROHM & HAAS CO.                COM              775371107      420     8600 SH       Sole                     8600
SAPIENT CORPORATION            COM              803062108      137    17937 SH       Sole                    17937
STANLEY WORKS                  COM              854616109      322     6350 SH       Sole                     6350
UNITED TECHNOLOGIES CORP.      COM              913017109      754    13000 SH       Sole                    13000
VECTOR GROUP LTD.              COM              92240M108      603    31648 SH       Sole                    31648
WASHINGTON MUTUAL INC.         COM              939322103      684    16045 SH       Sole                    16045
ING PRIME RATE TRUST SER F-7 3 PFD              44977w601      250       10 SH       Sole                       10
JAPAN EQUITY FUND                               471057109      115 12500.000 SH      Sole                12500.000